Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
5.	Share-Based Compensation
For the three months ended March 31, 2023, share-based compensation expense was $0.2 million. For the three months ended March 31, 2022, the share-based compensation expense allocated to the Company was $0.1 million. As of March 31, 2023, there was $0.5 million of unrecognized compensation cost related to unvested stock-based compensation arrangements that is expected to be recognized over a weighted average period of 0.8 years.
The following table summarizes the stock option activity:

	Number of Options	Weighted- average exercise price per share	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2022	1,750,967	$5.36	2.9	$486,097
Granted	—	$—
Cancelled/Forfeited	—	$—
Exercised	—	$—

Outstanding at March 31, 2023	1,750,967	$5.36	2.8	$47,326

Exercisable at March 31, 2023	1,504,821	$4.93	2.3	$47,326

The following table summarizes information related to share-based compensation expense recognized in the condensed consolidated statements of operations and comprehensive loss related to the equity awards:

	Three Months Ended March 31,
	2023	2022
Research and development	$102,488	$95,657
General and administrative	62,519	12,357

Total equity-based compensation	$165,007	$108,014

For the three months ended March 31, 2023, the Company extended the term of certain outstanding options to allow the exercise of these options for an additional one year period. The fair value of the stock options is estimated on the date of grant and modification using a Black-Scholes option pricing model with the following weighted average assumptions:

	Three Months Ended March 31,
	2023	2022
Expected volatility	79.3%	75.1%
Risk-free interest rate	4.66%	1.81%
Expected term (in years)	1.0	7.0
Expected dividend yield	0%	0%

5.	Share-Based Compensation
The pH Pharma Ltd Stock Option Plan (the “
Plan
”) provides for the granting of stock options to purchase common stock in pH Pharma Ltd to employees, directors, advisors, and consultants at a price to be determined by pH Pharma Ltd’ Board of Directors. The Plan is intended to encourage ownership of stock by employees and consultants of the Company and to provide additional incentives for them to promote the success of pH Pharma Ltd’ business. Under the provisions of the Plan, stock options will generally have a term of 7 years. The Board of

Directors of pH Pharma Ltd, or its committee, is responsible for determining the individuals to be granted stock options, the number of stock options each individual will receive, the stock option price per share, and the exercise period of each stock option. Stock options granted pursuant to the Plan generally vest on the second-year anniversary date of grant and may be exercised in whole or in part for 100% of the shares vested at any time after the date of grant.
The
Spin-Off
was completed on March 1, 2022, prior to the execution of the Business Combination Agreement with Ignyte Acquisition Corp (“Ignyte”), with holders of stock options in the Plan retaining 693,000 stock options in the Company and 77,000 in the spun-out
company pH Pharma Co., Ltd. Since this allocation of stock options was administrative in nature, it did not result in any incremental stock-based compensation expense under modification accounting.
The Black-Scholes option pricing model is used when estimating the grant date fair value for stock-based awards. Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. Expected volatility was based on the historical volatility of a publicly traded set of peer companies of pH Pharma Ltd. The expected life was equal to the contractual life of the stock option. The risk-free interest rate is based on U.S. Treasury, zero-coupon
issues with a remaining term equal to the expected life assumed at the date of grant. Forfeitures related to equity-based compensation awards are recognized as they occur, and the Company reverses any previously recognized compensation cost associated with forfeited awards in the period the forfeiture occurs.
The following table summarizes the stock option activity:

	Number of Options	Weighted- average exercise price per share	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2021	657,000	$5.04	4.1	$—
Granted	135,000	$8.05
Allocation of stock options in spin-off	(77,000)	$5.40
Cancelled/Forfeited	(31,700)	$8.05
Allocation of stock options in business combination	1,067,667	$5.36

Outstanding at December 31, 2022	1,750,967	$5.36	2.9	$486,097
Exercisable at December 31, 2022	1,504,821	$4.93	2.3	$486,097
The fair value of the stock options granted is estimated on the date of grant using a Black-Scholes option pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2022	2021
Expected volatility	75.1%	76.6%
Risk-free interest rate	1.81%	1.15%
Expected term (in years)	7.0	7.0
Expected dividend yield	0%	0%
For the years ended December 31, 2022 and 2021, the share-based compensation expense allocated to the Company was $0.6 million and $4,890, respectively. As of December 31, 2022, there was $0.6 million of unrecognized compensation cost related to unvested stock-based compensation arrangements that is expected to be recognized over a weighted average period of 1.01 years.

The following table summarizes information related to share-based compensation expense recognized in the statements of operations and comprehensive loss related to the equity awards:

	Year Ended December 31,
	2022	2021
Research and development	$380,631	$—
General and administrative	179,429	4,890

Total equity-based compensation	$560,060	$4,890